PROVISIONS, COMMITMENTS AND CONTINGENCIES - Narrative (Details) € in Millions	6 Months Ended
Jun. 30, 2023 EUR (€)
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Provision of guarantees or collateral by entity, third parties	€ 505